Fair Value (Tables)	6 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis	The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2022 and September 30, 2022:

	At March 31, 2022
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,170,976	¥13,998,654	¥797,997	¥31,967,627
Debt securities
Japanese national government and Japanese government agency bonds	7,927,707	344,034	—	8,271,741
Japanese prefectural and municipal bonds	—	132,097	—	132,097
Foreign government and official institution bonds	7,606,345	471,163	1,711	8,079,219
Corporate bonds	3,198	2,664,869	683	2,668,750
Residential mortgage-backed securities	—	6,792,386	—	6,792,386
Commercial mortgage-backed securities	—	7,402	—	7,402
Asset-backed securities	—	1,210,875	315,231	1,526,106
Other debt securities	—	—	313,166	313,166
Commercial paper	—	1,271,921	—	1,271,921
Equity securities(2)	1,633,726	1,103,907	167,206	2,904,839
Trading derivative assets	201,860	10,204,531	115,040	10,521,431
Interest rate contracts	121,584	5,268,790	54,309	5,444,683
Foreign exchange contracts	2,514	4,788,739	9,560	4,800,813
Equity contracts	77,762	47,207	25,979	150,948
Commodity contracts	—	88	21,984	22,072
Credit derivatives	—	99,707	2,808	102,515
Other(7)	—	—	400	400
Investment securities:
Available-for-sale debt securities	32,672,696	12,912,810	212,936	45,798,442
Japanese national government and Japanese government agency bonds	30,989,319	3,338,445	—	34,327,764
Japanese prefectural and municipal bonds	—	4,146,144	—	4,146,144
Foreign government and official institution bonds	1,683,377	936,076	11,890	2,631,343
Corporate bonds	—	1,087,059	3,089	1,090,148
Residential mortgage-backed securities	—	900,392	15	900,407
Asset-backed securities	—	1,464,041	124,379	1,588,420
Other debt securities	—	30,016	73,563	103,579
Commercial paper	—	1,010,637	—	1,010,637
Equity securities	4,834,102	152,041	55,883	5,042,026
Marketable equity securities	4,834,102	152,041	—	4,986,143
Nonmarketable equity securities(3)	—	—	55,883	55,883
Other(4)	1,434,046	38,574	4,912	1,477,532
Assets held for sale	421,450	2,791,372	78,521	3,291,343
Investment securities	409,618	2,713,377	65,262	3,188,257
Other	11,832	77,995	13,259	103,086
Total	¥56,735,130	¥40,097,982	¥1,265,289	¥98,098,401

	At March 31, 2022
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥57,371	¥2,455	¥—	¥59,826
Trading derivative liabilities	217,570	10,697,699	43,951	10,959,220
Interest rate contracts	19,841	5,615,033	16,816	5,651,690
Foreign exchange contracts	4,017	4,901,054	2,097	4,907,168
Equity contracts	193,712	80,806	2,559	277,077
Commodity contracts	—	—	22,029	22,029
Credit derivatives	—	100,806	79	100,885
Other(7)	—	—	371	371
Obligation to return securities received as collateral(5)	6,670,482	155,733	—	6,826,215
Other(6)	—	525,135	16,463	541,598
Liabilities held for sale	852	50,744	1,603	53,199
Other	852	50,744	1,603	53,199
Total	¥6,946,275	¥11,431,766	¥62,017	¥18,440,058

	At September 30, 2022
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥14,646,970	¥15,320,546	¥1,224,931	¥31,192,447
Debt securities
Japanese national government and Japanese government agency bonds	7,642,083	338,856	—	7,980,939
Japanese prefectural and municipal bonds	—	133,683	—	133,683
Foreign government and official institution bonds	5,946,406	570,711	1,271	6,518,388
Corporate bonds	2,697	2,630,231	—	2,632,928
Residential mortgage-backed securities	—	6,697,130	—	6,697,130
Commercial mortgage-backed securities	—	13,296	—	13,296
Asset-backed securities	—	1,463,922	696,378	2,160,300
Other debt securities	—	—	358,152	358,152
Commercial paper	—	2,228,399	—	2,228,399
Equity securities(2)	1,055,784	1,244,318	169,130	2,469,232
Trading derivative assets	215,676	16,233,426	75,057	16,524,159
Interest rate contracts	131,421	7,017,623	14,920	7,163,964
Foreign exchange contracts	2,822	9,040,047	10,385	9,053,254
Equity contracts	81,433	94,454	27,090	202,977
Commodity contracts	—	9	18,135	18,144
Credit derivatives	—	81,293	3,870	85,163
Other(7)	—	—	657	657
Investment securities:
Available-for-sale debt securities	30,609,047	12,360,105	272,294	43,241,446
Japanese national government and Japanese government agency bonds	28,582,282	3,400,486	—	31,982,768
Japanese prefectural and municipal bonds	—	3,936,890	—	3,936,890
Foreign government and official institution bonds	2,026,765	1,002,513	—	3,029,278
Corporate bonds	—	1,047,754	6,279	1,054,033
Residential mortgage-backed securities	—	978,365	15	978,380
Asset-backed securities	—	1,714,336	182,418	1,896,754
Other debt securities	—	188,757	83,582	272,339
Commercial Paper	—	91,004	—	91,004
Equity securities	4,360,147	133,468	68,620	4,562,235
Marketable equity securities	4,360,147	132,453	—	4,492,600
Nonmarketable equity securities(3)	—	1,015	68,620	69,635
Other(4)	1,166,466	54,127	96,161	1,316,754
Assets held for sale	509,597	2,927,191	85,301	3,522,089
Investment securities	505,221	2,832,178	63,796	3,401,195
Other	4,376	95,013	21,505	120,894
Total	¥51,507,903	¥47,028,863	¥1,822,364	¥100,359,130

	At September 30, 2022
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥167,804	¥8,681	¥—	¥176,485
Trading derivative liabilities	156,629	17,420,335	50,175	17,627,139
Interest rate contracts	25,850	8,323,000	23,447	8,372,297
Foreign exchange contracts	902	8,920,538	2,986	8,924,426
Equity contracts	129,877	72,175	5,254	207,306
Commodity contracts	—	—	18,161	18,161
Credit derivatives	—	104,622	49	104,671
Other(7)	—	—	278	278
Obligation to return securities received as collateral(5)	6,460,545	217,604	73,595	6,751,744
Other(6)	—	248,171	121,484	369,655
Liabilities held for sale	176	128,777	676	129,629
Other	176	128,777	676	129,629
Total	¥6,785,154	¥18,023,568	¥245,930	¥25,054,652

Notes:	(1)Includes securities measured under the fair value option.

(2)Excludes certain investments valued at net asset value of private equity funds whose fair values at March 31, 2022 were ¥179,278 million and those at September 30, 2022 were ¥218,043 million, respectively. The amounts of unfunded commitments related to these private equity funds at March 31, 2022 were ¥110,360 million, and those at September 30, 2022 were ¥178,960 million, respectively. For the nature and details of these investments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2022.

(3)Excludes certain investments valued at net asset value of real estate funds and private equity and other funds whose fair values at March 31, 2022 were ¥30,142 million and ¥39,462 million, respectively, and those at September 30, 2022 were ¥31,224 million and ¥41,327 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2022 were ¥1,011 million and nil, respectively, and those at September 30, 2022 were ¥1,154 million and nil, respectively. For the nature and details of these investments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2022.

(4)Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions and money in trust for segregating cash deposited by customers on security transactions.

(5)Included in Other liabilities.
(6)Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
(7)Includes certain derivatives such as earthquake derivatives.

Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs	Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

		Total gains (losses) for the period												Change in unrealized gains (losses) for assets and liabilities still held at September 30, 2021
	March 31, 2021	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		September 30, 2021(10)
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥756,413	¥4,592	(2)	¥—	¥268,583	¥—	¥(71,430)	¥(259,220)	¥660		¥—		¥699,598	¥4,423	(2)
Debt securities
Foreign government and official institution bonds	1,280	210		—	28,427	—	(28,469)	(15)	—		—		1,433	(16)
Corporate bonds	77	(69)		—	125	—	(100)	—	650		—		683	(69)
Residential mortgage-backed securities	1,000	(2)		—	41,844	—	(42,823)	(19)	—		—		—	—
Asset-backed securities	336,811	4,193		—	166,760	—	—	(251,750)	—		—		256,014	5,297
Other debt securities	277,635	2,317		—	—	—	—	—	—		—		279,952	2,317
Equity securities	139,610	(2,057)		—	31,427	—	(38)	(7,436)	10		—		161,516	(3,106)
Trading derivatives—net	25,027	17,711	(2)	1,113	36	(355)	—	(9,069)	(463)		(5,524)		28,476	15,161	(2)
Interest rate contracts—net	14,179	3,916		653	—	—	—	2,634	8		198		21,588	3,764
Foreign exchange contracts—net	7,283	302		147	21	—	—	773	(471)		(5,857)		2,198	369
Equity contracts—net	623	13,378		319	15	—	—	(12,327)	—		135		2,143	10,907
Commodity contracts—net	(63)	16		(6)	—	—	—	—	—		—		(53)	16
Credit derivatives—net	2,271	113		—	—	—	—	(149)	—		—		2,235	113
Other—net(9)	734	(14)		—	—	(355)	—	—	—		—		365	(8)
Investment securities:
Available-for-sale debt securities	289,616	(618)	(3)	22,746	118,700	—	—	(170,482)	15,653		(110)		275,505	7,452	(3)
Foreign government and official institution bonds	16,718	—		1,104	4,805	—	—	(5,159)	—		—		17,468	(30)
Corporate bonds	162	(326)		68	557	—	—	(57)	2,854		(110)		3,148	(261)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	1,599	—		104	—	—	—	(524)	—		—		1,179	9
Asset-backed securities	136,920	(292)		8,690	113,311	—	—	(141,823)	—		—		116,806	3,495
Other debt securities	134,202	—		12,780	27	—	—	(22,919)	12,799	(8)	—		136,889	4,239
Equity securities	45,569	2,588	(3)	—	3,602	—	(1,317)	—	130		(422)		50,150	1,614	(3)
Nonmarketable equity securities	45,569	2,588		—	3,602	—	(1,317)	—	130		(422)		50,150	1,614
Other	18,784	(1,383)	(7)	986	1,758	—	(4,523)	(57)	—		(21)		15,544	(1,382)	(7)
Total	¥1,135,409	¥22,890		¥24,845	¥392,679	¥(355)	¥(77,270)	¥(438,828)	¥15,980		¥(6,077)		¥1,069,273	¥27,268
Liabilities
Other	¥(2,212)	¥(8,176)	(4)	¥(2,341)	¥—	¥8,145	¥—	¥(12,450)	¥6,809	(6)	¥(7,233)	(6)	¥3,576	¥(2,656)	(4)
Total	¥(2,212)	¥(8,176)		¥(2,341)	¥—	¥8,145	¥—	¥(12,450)	¥6,809		¥(7,233)		¥3,576	¥(2,656)

		Total gains (losses) for the period												Change in unrealized gains (losses) for assets and liabilities still held at September 30, 2022
	March 31, 2022	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		September 30, 2022
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥797,997	¥125,172	(2)	¥—	¥333,302	¥—	¥(21,408)	¥(9,255)	¥—		¥(877)		¥1,224,931	¥121,950	(2)
Debt securities
Foreign government and official institution bonds	1,711	57		—	5,712	—	(5,765)	(250)	—		(194)		1,271	5
Corporate bonds	683	—		—	—	—	—	—	—		(683)		—	—
Asset-backed securities	315,231	72,667		—	324,375	—	(15,636)	(259)	—		—		696,378	71,580
Other debt securities	313,166	44,986		—	—	—	—	—	—		—		358,152	44,986
Equity securities	167,206	7,462		—	3,215	—	(7)	(8,746)	—		—		169,130	5,379
Trading derivatives—net	71,089	(24,159)	(2)	1,775	612	(334)	—	(19,889)	20,791		(25,003)		24,882	(21,160)	(2)
Interest rate contracts—net	37,493	(39,744)		30	—	—	—	(1,901)	20,612	(5)	(25,017)	(5)	(8,527)	(33,999)
Foreign exchange contracts—net	7,463	3,509		392	—	—	—	(4,200)	179		56		7,399	1,705
Equity contracts—net	23,420	10,723		1,355	19	—	—	(13,639)	—		(42)		21,836	9,785
Commodity contracts—net	(45)	26		(2)	—	—	—	(5)	—		—		(26)	27
Credit derivatives—net	2,729	1,236		—	—	—	—	(144)	—		—		3,821	1,232
Other—net(9)	29	91		—	593	(334)	—	—	—		—		379	90
Investment securities:
Available-for-sale debt securities	212,936	(1,096)	(3)	30,227	170,610	—	—	(141,788)	1,405		—		272,294	23,794	(3)
Foreign government and official institution bonds	11,890	—		(925)	128	—	—	(11,093)	—		—		—	—
Corporate bonds	3,089	(42)		210	1,824	—	—	(57)	1,255		—		6,279	165
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Asset-backed securities	124,379	(1,125)		21,490	168,312	—	—	(130,638)	—		—		182,418	14,106
Other debt securities	73,563	71		9,452	346	—	—	—	150		—		83,582	9,523
Equity securities	55,883	1,881	(3)	495	9,884	—	(1,336)	(806)	2,855		(236)		68,620	1,737	(3)
Nonmarketable equity securities	55,883	1,881		495	9,884	—	(1,336)	(806)	2,855		(236)		68,620	1,737
Other	4,912	357	(7)	(3)	89,081	—	—	(111)	1,925		—		96,161	357	(7)
Assets held for sale	76,918	3,928	(11)	13,071	1,120	—	(1,158)	(9,254)	—		—		84,625	15,113	(11)
Investment securities	65,262	(1,261)		10,114	93	—	(1,158)	(9,254)	—		—		63,796	7,456
Other	11,656	5,189		2,957	1,027	—	—	—	—		—		20,829	7,657
Total	¥1,219,735	¥106,083		¥45,565	¥604,609	¥(334)	¥(23,902)	¥(181,103)	¥26,976		¥(26,116)		¥1,771,513	¥141,791
Liabilities
Obligation to return securities received as collateral	¥—	¥—		¥—	¥—	¥73,595	¥—	¥—	¥—		¥—		¥73,595	¥—
Other	16,463	54,070	(4)	(10,269)	—	54,527	—	(19,043)	116,892	(6)	(3,554)	(6)	121,484	58,483	(4)
Total	¥16,463	¥54,070		¥(10,269)	¥—	¥128,122	¥—	¥(19,043)	¥116,892		¥(3,554)		¥195,079	¥58,483

Notes:	(1)Includes Trading securities measured under the fair value option.
(2)Included in Trading account profits (losses)—net and Foreign exchange gains (losses)—net.
(3)Included in Investment securities gains (losses)—net and Other comprehensive income (loss), net of tax—net.
(4)Included in Trading account profits (losses)—net.

(5)For the six months ended September 30, 2022, transfers into Level 3 for Interest rate contracts—net were mainly caused by changes in the impact of unobservable input to the entire fair value measurement. Unobservable inputs include loss given default. Transfers out of Level 3 for Interest rate contracts—net were mainly caused by changes in the impact of unobservable inputs to the fair value measurement of the multi-callable swaps.

(6)Transfers into (out of) Level 3 for long-term debt in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.

(7)Included in Fees and commissions income and Other non-interest income.
(8)Transfers relate to the reclassification of certain securities.
(9)Includes certain derivatives such as earthquake derivatives.

(10)Fair value amounts in this table include those relating to transferred business of MUFG Union Bank, such as Available-for-sale debt securities of ¥67,266 million and Other of ¥12,053 million, which are included in Other assets, in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

(11)Included in Investment securities gains (losses)—net, Trading account profits (losses)—net, Fees and commissions income and Other comprehensive income (loss), net of tax—net.

Quantitative Information About Level 3 Fair Value Measurements
The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2022	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Weighted average(2)
	(in millions)
Assets
Trading securities, Investment securities and Other assets:
Foreign government and official institution bonds	¥17,297	Return on equity method	Probability of default	0.2%	~	1.8%	0.5%
			Recovery rate	35.0%	~	70.0%	64.4%
			Market-required return on capital	10.0%			10.0%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	98,325	Discounted cash flow	Recovery rate	100.0%			100.0%
	238,864	Internal model(4)	Asset correlations	3.0%			3.0%
			Discount factor	0.6%	~	1.0%	0.9%
			Prepayment rate	29.0%			29.0%
			Probability of default	0.0%	~	85.4%	—	(3)
			Recovery rate	69.9%			69.9%
Other debt securities	369,445	Discounted cash flow	Liquidity premium	0.9%	~	3.2%	2.8%
	58,677	Return on equity method	Probability of default	0.1%	~	8.0%	0.4%
			Recovery rate	60.0%	~	90.0%	82.7%
			Market-required return on capital	8.0%	~	10.0%	9.9%

At March 31, 2022	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	35,195	Option model	Correlation between interest rates	30.0%	~	62.9%	45.6%
			Correlation between interest rate and foreign exchange rate	15.3%	~	60.0%	41.0%
			Volatility	0.0%	~	100.0%	61.9%
Foreign exchange contracts—net	7,463	Option model	Correlation between interest rates	10.0%	~	70.0%	51.5%
			Correlation between interest rate and foreign exchange rate	0.0%	~	60.0%	37.4%
			Correlation between foreign exchange rates	50.0%	~	70.6%	66.4%
			Volatility	9.0%	~	21.7%	13.3%
Equity contracts—net	772	Option model	Correlation between foreign exchange rate and equity	(58.4)%	~	55.0%	23.1%
			Correlation between equities	2.4%	~	95.0%	51.4%
			Volatility	26.0%	~	38.0%	31.8%
	22,648	Discounted cash flow	Term of litigation	1.8 years			1.8 years

At September 30, 2022	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Weighted average(2)
	(in millions)
Assets
Trading securities, Investment securities and Other assets:
Foreign government and official institution bonds	¥5,835	Return on equity method	Probability of default	0.6%	~	1.8%	0.7%
			Recovery rate	35.0%	~	80.0%	70.9%
			Market-required return on capital	8.0%	~	10.0%	10.0%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	97,896	Discounted cash flow	Recovery rate	100.0%			100.0%
	612,726	Internal model(4)	Asset correlations	3.0%			3.0%
			Discount factor	1.0%	~	1.7%	1.5%
			Prepayment rate	18.1%			18.1%
			Probability of default	0.0%	~	99.0%	—	(3)
			Recovery rate	69.3%			69.3%
Other debt securities	423,731	Discounted cash flow	Liquidity premium	0.8%	~	3.2%	2.8%
	57,962	Return on equity method	Probability of default	0.1%	~	2.3%	0.4%
			Recovery rate	70.0%	~	90.0%	84.2%
			Market-required return on capital	8.0%	~	10.0%	9.2%

At September 30, 2022	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	(8,527)	Option model	Correlation between interest rates	30.0%	~	64.9%	45.8%
			Correlation between interest rate and foreign exchange rate	16.3%	~	60.0%	41.1%
			Volatility	58.5%	~	80.3%	66.5%
Foreign exchange contracts—net	7,399	Option model	Correlation between interest rates	30.0%	~	70.0%	56.7%
			Correlation between interest rate and foreign exchange rate	0.0%	~	60.0%	38.0%
			Correlation between foreign exchange rates	50.0%		70.6%	66.4%
			Volatility	12.1%	~	25.0%	17.0%
Equity contracts—net	3,308	Option model	Correlation between foreign exchange rate and equity	(58.4)%	~	55.0%	18.5%
			Correlation between equities	4.8%	~	95.0%	53.8%
			Volatility	12.5%	~	37.0%	22.1%
	18,528	Discounted cash flow	Term of litigation	1.3 years			1.3 years

Notes:	(1)The fair value as of March 31, 2022 and September 30, 2022 excludes the fair value of investments valued using vendor prices.
(2)Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments.
(3)See “Probability of default” in “Change in and range of unobservable inputs” in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2022.

(4)For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities” in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2022.

Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level	The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2022 and September 30, 2022:

	March 31, 2022				September 30, 2022
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets(3)
Investment securities(1)(2)	¥—	¥9,839	¥11,158	¥20,997	¥—	¥13,366	¥12,744	¥26,110
Loans	2,175	3,153	236,622	241,950	1,763	3,182	270,345	275,290
Loans held for sale	—	—	42,994	42,994	—	—	73,124	73,124
Collateral dependent loans	2,175	3,153	193,628	198,956	1,763	3,182	197,221	202,166
Premises and equipment	—	—	17,301	17,301	—	—	8,516	8,516
Intangible assets	—	—	359	359	—	—	259	259
Other assets	11,880	—	17,282	29,162	178,592	—	17,861	196,453
Investments in equity method investees(1)	11,880	—	1,035	12,915	178,592	—	1,230	179,822
Other	—	—	16,247	16,247	—	—	16,631	16,631
Assets held for sale	—	—	255,002	255,002	—	—	5,973,073	5,973,073
Loan held for sale	—	—	255,002	255,002	—	—	5,973,073	5,973,073
Total	¥14,055	¥12,992	¥537,724	¥564,771	¥180,355	¥16,548	¥6,282,798	¥6,479,701

Notes:
(1)Excludes certain investments valued at net asset value of ¥26,644 million and ¥29,070 million at March 31, 2022 and September 30, 2022, respectively. The unfunded commitments related to these investments are ¥22,197 million and ¥10,775 million at March 31, 2022 and September 30, 2022, respectively. These investments are in private equity funds. For the nature and details of private equity funds, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2022.

(2)Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.

(3)In addition to the above table, the assets and liabilities of MUFG Union Bank, which transferred to U.S. Bancorp, were reclassified as held for sale. As a result, the disposal group was measured at the lower of carrying value or fair value less costs to sell. The amount of the lower of carrying value or fair value less costs to sell are ¥1,992,632 million and ¥2,136,237 million as of March 31, 2022 and September 30, 2022, respectively and classified in Level 3 based on the transaction's expected consideration.

Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis
The following table presents losses (gains) recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the six months ended September 30, 2021 and 2022:

	Losses(gains) for the six months ended September 30,
	2021	2022
	(in millions)
Investment securities	¥1,759	¥505
Loans	15,777	(66)
Loans held for sale	759	451
Collateral dependent loans	15,018	(517)
Premises and equipment	1,660	2,579
Intangible assets	17,459	849
Other assets	17,500	50,761
Investments in equity method investees	7,020	46,928
Other	10,480	3,833
Assets held for sale	—	209,107
Loan held for sale	—	209,107
Total(1)	¥54,155	¥263,735

Note:
(1)In addition to the above table, the assets and liabilities of MUFG Union Bank, which transferred to U.S. Bancorp, were reclassified as held for sale. As a result, the disposal group was measured at the lower of carrying value or fair value less costs to sell. The impairment of assets held for sale of ¥134,141 million was recognized during the second half of the fiscal year ended March 31, 2022. However, the fair value less cost to sell exceeded the carrying value as of September 30, 2022, and the reversal of ¥134,141 million, which is included in Reversal of impairment of assets held for sale in the consolidated statements of operations through the six months ended September 30, 2022, was recognized.

Gains (Losses) Related to Instruments for which Fair Value Option was Elected
The following table presents the gains or losses recorded for the six months ended September 30, 2021 and 2022 related to the eligible instruments for which the MUFG Group elected the fair value option:

	Six months ended September 30,
	2021			2022
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥41,324	¥121,942	¥163,266	¥(1,434,189)	¥2,339,864	¥905,675
Total	¥41,324	¥121,942	¥163,266	¥(1,434,189)	¥2,339,864	¥905,675
Financial liabilities:
Other short-term borrowings(1)	¥4,383	¥—	¥4,383	¥(3,295)	¥—	¥(3,295)
Long-term debt(1)	32,402	—	32,402	57,444	—	57,444
Total	¥36,785	¥—	¥36,785	¥54,149	¥—	¥54,149

Note:	(1)Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.

Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding
The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2022 and September 30, 2022 for long-term debt instruments for which the fair value option has been elected:

	March 31, 2022			September 30, 2022
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥511,851	¥483,051	¥(28,800)	¥525,683	¥450,403	¥(75,280)
Total	¥511,851	¥483,051	¥(28,800)	¥525,683	¥450,403	¥(75,280)

Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on a Recurring Basis on Consolidated Balance Sheets by Level
The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying condensed consolidated balance sheets as of March 31, 2022 and September 30, 2022:

	At March 31, 2022
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥50,972	¥50,972	¥50,972	¥—	¥—
Interest-earning deposits in other banks	58,848	58,848	—	58,848	—
Call loans and funds sold	1,316	1,316	—	1,316	—
Receivables under resale agreements	12,503	12,503	—	12,503	—
Receivables under securities borrowing transactions	4,496	4,496	—	4,496	—
Investment securities	4,595	4,606	1,758	460	2,388
Loans, net of allowance for credit losses(1)	111,669	112,391	2	245	112,144
Other financial assets(2)	9,207	9,207	—	9,207	—
Financial liabilities:
Deposits
Non-interest-bearing	¥36,496	¥36,496	¥—	¥36,496	¥—
Interest-bearing	188,112	188,080	—	188,080	—
Total deposits	224,608	224,576	—	224,576	—
Call money and funds purchased	2,416	2,416	—	2,416	—
Payables under repurchase agreements	27,726	27,726	—	27,726	—
Payables under securities lending transactions	1,022	1,022	—	1,022	—
Due to trust account and other short-term borrowings	22,728	22,728	—	22,728	—
Long-term debt	34,245	33,974	—	33,974	—
Other financial liabilities	7,560	7,560	—	7,560	—

	At September 30, 2022
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥51,856	¥51,856	¥51,856	¥—	¥—
Interest-earning deposits in other banks	49,828	49,828	—	49,828	—
Call loans and funds sold	1,615	1,615	—	1,615	—
Receivables under resale agreements	13,384	13,384	—	13,384	—
Receivables under securities borrowing transactions	4,487	4,487	—	4,487	—
Investment securities	13,847	13,630	7,219	3,748	2,663
Loans, net of allowance for credit losses(1)	121,673	122,041	2	285	121,754
Other financial assets(2)	10,244	10,244	—	10,244	—
Financial liabilities:
Deposits
Non-interest-bearing	¥36,289	¥36,289	¥—	¥36,289	¥—
Interest-bearing	194,938	194,926	—	194,926	—
Total deposits	231,227	231,215	—	231,215	—
Call money and funds purchased	3,452	3,452	—	3,452	—
Payables under repurchase agreements	34,638	34,638	—	34,638	—
Payables under securities lending transactions	902	902	—	902	—
Due to trust account and other short-term borrowings	12,776	12,776	—	12,776	—
Long-term debt	37,014	35,981	—	35,927	54
Other financial liabilities	9,749	9,749	—	9,749	—

Notes:
(1)Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

(2)Excludes investments in equity method investees of ¥3,067 billion and ¥3,722 billion at March 31, 2022 and September 30, 2022, respectively.